Commitments (Details) € in Millions, $ in Millions	1 Months Ended
	Apr. 30, 2021 EUR (€)	Mar. 31, 2021 EUR (€) Center country	Dec. 31, 2022 EUR (€) $ / €	Dec. 31, 2022 USD ($) $ / €	Apr. 12, 2022 EUR (€)	Mar. 23, 2022 EUR (€)	Feb. 01, 2022 EUR (€)	Feb. 01, 2022 USD ($)	Jan. 14, 2022 EUR (€)	Dec. 31, 2021 $ / €	Oct. 31, 2021 EUR (€)	Sep. 30, 2021 EUR (€)	Mar. 31, 2021 USD ($)
Commitments
Exchange rate | $ / €			1.0666	1.0666						1.1326
Contract CRO with Pharmaceutical Research Associates B.V.
Commitments
Term of contract	7 years
Amount committed to pay					€ 223.8				€ 7.9
Bonus or malus maximum amount					€ 3.4
Contractual capital commitments			€ 198.1
Contract CRO with Pharmaceutical Research Associates B.V. | Top Of range
Commitments
Amount committed to pay	€ 231.6
Contract CMO with Fisher Clinical Services
Commitments
Number of countries involved in Phase III studies | country		25
Number of clinical centers | Center		300
Term of contract		7 years
Amount committed to pay		€ 11.4
Contractual capital commitments			9.6
Contract CRO signed with United BioSource LLC
Commitments
Amount committed to pay												€ 2.9
Contractual capital commitments			2.5
Contract CRO signed with Synexus Clinical Research GmbH
Commitments
Amount committed to pay											€ 7.1
Contractual capital commitments			5.5
Contract CRO signed with Syneos Health Clinical Research Services, LLC
Commitments
Amount committed to pay | $													$ 7.4
Contractual capital commitments | $				$ 3.1
Contract CRO signed with Clinical Research Services Kiel GmbH
Commitments
Amount committed to pay						€ 2.3
Contractual capital commitments			2.0
Service Agreement With Summit Clinical Services LLC [member]
Commitments
Amount committed to pay							€ 4.1	$ 4.4
Contractual capital commitments			€ 3.6	$ 3.8
Exchange rate			0.01067	0.01067
CMO and CRO contracts
Commitments
Contractual capital commitments			€ 6.2